Other taxes receivable & Other taxes payable (Tables)	12 Months Ended
Dec. 31, 2023
Other taxes payable & Other taxes receivable
Schedule of other taxes receivable and other taxes payable
Other taxes receivable are comprised of the following:

	For the year ended December 31,
In thousands of USD	2022	2023
Value added taxes	12,052	8,785
Other taxes receivable	283	79
Other taxes receivable	12,335	8,864
Current	6,368	4,143
Non-Current	5,967	4,721
Other taxes payable are comprised of the following:

	For the year ended December 31,
In thousands of USD	2022	2023
Value added taxes	11,841	10,106
Withholding Tax	10,412	11,840
Other taxes payable	443	1,980
Other taxes payable	22,696	23,926
Current	20,947	23,452
Non-Current	1,749	474